Accounts Receivable and Contract Assets - Schedule of Movement of Provision for Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning balance	¥ 145,699	¥ 50,544
Impact of adoption of ASC 606			¥ 16,501
Impact of adoption of ASC 326	142,077
Provision for accounts receivable	124,661	261,882	106,652
Current period write-off	(223,712)	(166,727)	(72,609)
Ending balance	¥ 188,725	¥ 145,699	¥ 50,544